RELATED PARTY TRANSACTIONS - Accounts payable to affiliated corporations (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Total payables	$ 69.3	$ 91.0
Ultimate parent and parent corporation
RELATED PARTY TRANSACTIONS
Accounts payable	42.0	36.8
Interest payable	4.7
Corporations under common control
RELATED PARTY TRANSACTIONS
Accounts payable	$ 22.6	$ 54.2